Other Assets - Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value		$ 117	$ 342
Unfunded commitments		59	45
Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	[1]	83	307
Unfunded commitments	[1]	$ 1	$ 0
Redemption frequency	[1]	Daily-quarterly	Daily-quarterly
Private equity investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	[2],[3]	$ 34	$ 35
Unfunded commitments	[2],[3]	58	45
Small Business Investment Company
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value		34	18
Unfunded commitments		$ 58	$ 45
Minimum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	[1]	1 day	0 days
Maximum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	[1]	180 days	180 days

[1]	Other funds include various leveraged loans, structured credit funds and hedge funds. Redemption notice periods vary by fund.
[2]	Includes investments and unfunded commitments related to SBICs, which are compliant with the Volcker Rule, of $34 million and $58 million, respectively, at Dec. 31, 2015 and $18 million and $45 million, respectively, at Dec. 31, 2014.
[3]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.